Share-Based Compensation (Details) - USD ($)					12 Months Ended
	Jan. 01, 2026	Aug. 29, 2025	Feb. 26, 2025	Jun. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Ordinary shares issued					37,758,997	46,595,743
General and administrative expenses (in Dollars)					$ 31,376,223	$ 11,412,152	$ 4,632,009
Number of shares issued					4,440,500
Percentage of outstanding shares					1.00%
Number of granted shares		2,450,957		70,000
Unrecognized share-based compensation expense (in Dollars)					$ 154,900
General and administrative expenses [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)					13,668,497
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Number of granted shares		2,450,957
Grant-date fair value of restricted shares		5.64
AUM Media Inc [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued			50,000
Exercise price per share (in Dollars per share)			$ 5.5
Fair value of AMI warrants (in Dollars)			$ 36,000
General and administrative expenses (in Dollars)					$ 36,000
Management [Member]
Share-Based Compensation [Line Items]
Number of not outstanding shares					810,000
Certain Employees [Member]
Share-Based Compensation [Line Items]
Number of granted shares					126,957
Unrecognized share-based compensation expenses (in Dollars)
Number of not outstanding shares					126,957
Three Independent Directors [Member]
Share-Based Compensation [Line Items]
Number of granted shares					24,000
Three Consultants [Member]
Share-Based Compensation [Line Items]
Number of granted shares					1,380,000
Another Consultant [Member]
Share-Based Compensation [Line Items]
Number of granted shares					110,000
Unrecognized share-based compensation expenses (in Dollars)					$ 220,020
Number of not outstanding shares					110,000
Service term					6 months
Subsequent Event [Member] | Management [Member]
Share-Based Compensation [Line Items]
Number of granted shares	810,000